Other Long-term Liabilities - Future Minimum Lease Payments (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	CAD 1,320	CAD 939
Interest	816	647
Present value of minimum lease payments	504	288
Within 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	69	35
Interest	48	30
Present value of minimum lease payments	66	33
After 1 year but no more than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	258	140
Interest	174	112
Present value of minimum lease payments	194	102
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	993	764
Interest	594	505
Present value of minimum lease payments	CAD 244	CAD 153